UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27802
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2023

Item 1. REPORT TO STOCKHOLDERS.

(a)
Semi-Annual Report 2023
For the fiscal period from January 6, 2023 (Commencement of Operations)
through March 31, 2023
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Utah Focus Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Utah Focus Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Sector Rotation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Utah Focus Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at https://docs.nottinghamco.com/SectorRotation or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Utah Focus Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Utah Focus Fund

Schedule of Investments
(Unaudited)

As of March 31, 2023
	Shares	Value (Note 1)

COMMON STOCKS - 67.61%

Communication Services - 2.03%
Quotient Technology, Inc.	9,400	$30,832

Consumer Discretionary - 11.94%
Clarus Corp.	3,200	30,240
Overstock.com, Inc.	1,700	34,459
PROG Holdings, Inc.	1,200	28,548
Purple Innovation, Inc.	9,000	23,760
Sportsman's Warehouse Holdings, Inc.	3,500	29,680
Traeger, Inc.	8,400	34,524
		181,211
Consumer Staples - 5.46%
BRC, Inc.	5,000	25,700
Nu Skin Enterprises, Inc.	700	27,517
The Kroger Co.	600	29,622
		82,839
Financials - 7.18%
Bridge Investment Group Holdings, Inc.	2,400	27,192
Mercato Partners Acquisition Corp.	2,800	29,260
Wells Fargo & Co.	700	26,166
Zions Bancorp NA	880	26,338
		108,956
Health Care - 7.97%
Merit Medical System, Inc.	420	31,059
Myriad Genetics, Inc.	1,400	32,522
Recursion Pharmaceuticals, Inc.	4,100	27,347
Varex Imaging Corp.	1,650	30,014
		120,942
Industrials - 8.34%
Delta Air Lines, Inc.	800	27,936
Northrop Grumman Corp.	68	31,397
R1 RCM, INC.	2,200	33,000
SkyWest, Inc.	1,550	34,363
		126,696
Information Technology - 16.44%
Cricut, Inc.	3,200	32,640
Domo, Inc.	2,500	35,475
Health Catalyst, Inc.	2,500	29,175
HealthEquity, Inc.	500	29,355
Instructure Holding, Inc.	1,250	32,375
Qualtrics International, Inc.	1,700	30,311
Sarcos Technology and Robotics Corp.	59,000	28,007
Weave Communications, Inc.	6,500	32,305
		249,643
		(Continued)

Utah Focus Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2023
		Shares	Value (Note 1)

COMMON STOCKS - Continued
Materials - 4.10%
Novagold Resources, Inc.		5,500	$34,210
Rio Tinto PLC		410	28,126
			62,336
Real Estate - 4.15%
Extra Space Storage, Inc.		200	32,586
Innovative Industrial Properties, Inc.		400	30,396
			62,982

Total Common Stocks (Cost $1,048,824)			1,026,437

SHORT-TERM INVESTMENT - 32.33%
GS Financial Square Fund, 4.55% §		490,784	490,784

Total Short-Term Investment (Cost $490,784)			490,784

Total Value of Investments (Cost $1,539,608) - 99.94%			$1,517,221

Other Assets Less Liabilities - 0.06%			966

NET ASSETS - 100.00%			$1,518,187

§ Represents 7 day effective yield on March 31, 2023.

Summary of Investments
(Unaudited)	% of Net
	Assets	Value
Common Stocks:
Communication Services	2.03%	$30,832
Consumer Discretionary	11.94%	181,211
Consumer Staples	5.46%	82,839
Financials	7.18%	108,956
Health Care	7.97%	120,942
Industrials	8.34%	126,696
Information Technology	16.44%	249,643
Materials	4.10%	62,336
Real Estate	4.15%	62,982
Short-Term Investment	32.33%	490,784
Other Assets Less Liabilities	0.06%	966
Total Assets	100.00%	$ 1,518,187

See Notes to Financial Statements

Utah Focus Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2023

Assets:
Investments, at value (cost $1,539,608)	$1,517,221
Receivables:
Dividends and interest	2,157
From Advisor	16,080
Prepaid expenses:
Compliance fees	1,049
Transfer agent fees	154

Total assets	1,536,661

Liabilities:
Accrued expenses:
Professional fees	10,440
Custody fees	2,142
Administrative fees	1,571
Insurance fees	1,105
Security pricing fees	853
Registration and filing expenses	625
Trustee fees and meeting expenses	616
Miscellaneous expenses	495
Shareholder fulfillment expenses	330
Fund accounting fees	297

Total liabilities	18,474

Net Assets	$1,518,187

Net Assets Consist of:
Paid in Capital	$1,538,809
Accumulated Deficit	(20,622)

Total Net Assets	$1,518,187
Shares Outstanding, no par value (unlimited authorized shares)	150,740
Net Asset Value, Maximum Offering Price, and Redemption Price Per Share	$10.07

See Notes to Financial Statements

Utah Focus Fund

Statement of Operations
(Unaudited)

For the initial period from January 6, 2023 (Commencement of Operations) through March 31, 2023

Investment Income:
Dividends	$3,676

Total Investment Income	3,676

Expenses:
Professional fees	11,815
Administration fees (Note 2)	7,480
Compliance fees (Note 2)	5,865
Fund accounting fees (Note 2)	5,793
Transfer agent fees (Note 2)	4,644
Custody fees (Note 2)	2,975
Shareholder fulfillment expenses	2,805
Trustee fees and meeting expenses (Note 3)	2,635
Registration and filing expenses	1,776
Security pricing fees	1,360
Advisory fees (Note 2)	1,202
Miscellaneous expenses (Note 2)	1,106
Insurance fees	1,105

Total Expenses	50,561

Expenses waived by the Advisor (Note 2)	(1,202)
Expenses reimbursed by the Advisor (Note 2)	(46,821)

Net Expenses	2,538

Net Investment Income	1,138

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	627

Net change in unrealized depreciation on investments	(22,387)

Net Realized and Unrealized Loss on Investments	(21,760)

Net Decrease in Net Assets Resulting from Operations	$(20,622)

See Notes to Financial Statements

Utah Focus Fund

Statements of Changes in Net Assets
(Unaudited)
For the initial period from January 6, 2023 (Commencement of Operations) through March 31, 2023

Operations:
Net investment loss	$1,138
Net realized gain on investment transactions	627
Net change in unrealized depreciation on investments	(22,387)

Net Decrease in Net Assets Resulting from Operations	(20,622)

Beneficial Interest Transactions:
Shares sold	1,538,809
Shares repurchased	-

Increase from Beneficial Interest Transactions	1,538,809

Net Increasein Net Assets	1,518,187

Net Assets:
Beginning of period	-
End of period	$1,518,187

Share Information:
Shares sold	150,740
Shares repurchased	-
Increase in Shares of Beneficial Interest	150,740

See Notes to Financial Statements

Utah Focus Fund

Financial Highlights
(Unaudited)
For a share outstanding during the initial period from January 6, 2023
(Commencement of Operations) through March 31, 2023

Net Asset Value, Beginning of Period	$ 10.00

Income from Investment Operations
Net investment income	0.01
Net realized and unrealized gain
on investments	0.06

Total from Investment Operations	0.07

Net Asset Value, End of Period	$ 10.07

Total Return	(2.80)%	(c)

Net Assets, End of Period (in thousands)	$ 1,518

Ratios of:
Gross Expenses to Average Net Assets (a)	38.16%	(b)
Net Expenses to Average Net Assets (a)	1.90%	(b)
Net Investment Income to Average
Net Assets (a)	0.84%	(b)

Portfolio turnover rate	3.78%	(c)

(a)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(b) Annualized.
(c) Not annualized.

See Notes to Financial Statements

Utah Focus Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2023

1.  Organization and Significant Accounting Policies
The Utah Focus Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust. The Fund commenced operation on January 6, 2023.
The investment objective of the Fund is to seek to provide long-term capital appreciation.  Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets in domestic equity securities, including common stock and preferred stock, of companies with significant economic ties to the State of Utah. The Advisor defines companies with significant economic ties to the State of Utah as: (i) companies that are domiciled or headquartered in the State of Utah; or (ii) companies that derive a majority of their revenue from goods produced or sold or services performed in the State of Utah (a “Utah Company”).
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.
Investment Valuation
The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.
Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Utah Focus Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2023
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2023, for the Fund’s assets measured at fair value:
Utah Focus Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$1,026,437	$1,026,437	$-	$-
Short-Term Investment	490,784	490,784	-	-
Total	$1,517,221	$1,517,221	$-	$-

(a)	The Fund had no Level 3 holdings during the initial period ended March 31, 2023.
*Refer to Schedule of Investments for breakdown by Industry.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Expenses
The Fund is responsible for all expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The Fund may declare and distribute dividends from net investment income (if any) monthly or quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Transactions with Related Parties and Service Providers
Advisor
The Fund pays a monthly fee to Focus Fund Advisors, LLC (the “Advisor”) calculated at the annual rate of 0.90% of the Fund’s average daily net assets.
The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.90%. The Expense Limitation Agreement runs through October 31, 2023, and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Utah Focus Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2023
For the fiscal period January 6, 2023 (Commencement of Operations) through March 31, 2023, $1,202 in advisory fees were incurred, all of which were waived and $46,821 were reimbursed to the Fund by the Advisor.
Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator receives a portfolio compliance services fee for oversight of post-trade portfolio compliance totaling $625 per month. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month.  For the period January 6, 2023 (Commencement of Operations) through March 31, 2023, the Administrator received $1,106 in miscellaneous reporting expenses.
A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate	Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
First $100 million	0.090%	First $200 million	0.020%	$2,000	0.01%	$150 per state
Next $100 million	0.080%	Over $200 million	0.009%
Next $100 million	0.070%
Next $200 million	0.060%	*Minimum monthly fees of $1,750 and $417 for Administration and Custody, respectively.
Next $250 million	0.050%
Next $250 million	0.040%
Next $1 billion	0.035%
Over $2 billion	0.030%

The Fund incurred $7,480 in administration fees, $2,975 in custody fees, and $5,793 in fund accounting fees for the initial period from January 6, 2023 (Commencement of Operations) through March 31, 2023.
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund. The Fund incurred $5,865 in compliance fees for the initial period from January 6, 2023 (Commencement of Operations) through March 31, 2023.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund. The Fund incurred $4,644 in transfer agent fees for the initial period from January 6, 2023 (Commencement of Operations) through March 31, 2023.
Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed. This expense is included in the shareholder fulfillment expenses on the Statement of Operations.

Utah Focus Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2023
3.   Trustees and Officers
The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the period as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.
Certain officers of the Trust may also be officers of the Administrator.
4.   Purchases and Sales of Investment Securities
For the initial period from January 6, 2023 (Commencement of Operations) through March 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$1,067,397	$19,200

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended March 31, 2023.
5.   Risks Considerations
Equity Securities Risk.  Investments by the Fund in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.
Common Stocks.  The Fund’s investments in common stocks may fluctuate in value response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Moreover, small- and micro-cap equities, where the Fund focuses, are generally more volatile than are large cap equities.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.   Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Preferred Stock Risk.  Like shares of common stock, the value of preferred stock may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Preferred stock may fail to pay dividends when expected.  The rights of holders of preferred stock are generally subordinate to the rights associated with a corporation’s debt securities.
Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Utah Focus Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2023
Micro-Cap Securities Risk.  Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations. Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may be experiencing significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations.  Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.
State-Specific Risk.  State-specific risk is the possibility that developments in Utah, such as tax, legislative, or political changes, will adversely affect the securities held by the Fund or that are available for investment by the Fund.  Because the Fund invests primarily in securities of companies with economic ties to Utah, it is more vulnerable to unfavorable developments in Utah than are funds that invest in securities of companies across different geographical regions.
Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks.  Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Investment Advisor. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor is a new advisor and has a limited history of operations for investors to evaluate, and neither the Advisor nor the portfolio managers has previously managed a mutual fund.
Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate, may not attract sufficient assets to operate efficiently.
Non-diversified Status Risk.  The Fund is considered a non-diversified fund and therefore can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund, which may make the Fund more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers.
General Market Risk. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
COVID-19 Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

Utah Focus Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2023
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
6.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.
Management reviewed the Fund’s tax positions taken or to be taken on federal income tax returns for the initial period ended March 31, 2023, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.
There were no income or long-term capital gain distributions paid from the Fund during the initial period ended March 31, 2023.
At March 31, 2023, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$1,539,608

Unrealized Appreciation	38,183
Unrealized Depreciation	(60,570)
Net Unrealized Appreciation	$(22,387)

7.   Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.
8.   Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Utah Focus Fund

Additional Information (Unaudited)

As of March 31, 2023

1.	Proxy Voting Policies and Voting Record
A copy of the Advisor’s Proxy and Corporate Action Voting Policies and Procedures is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.
3.	Tax Information
We are required to advise you within 60-days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s initial period from January 6, 2023 (Commencement of Operations) through March 31, 2023.
During the period from January 6, 2023 (Commencement of Operations) through March 31, 2023, paid no income distributions and no long-term capital gain distributions from the Fund.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 6, 2023 (Commencement of Operations) through March 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

Utah Focus Fund

Additional Information (Unaudited)

As of March 31, 2023

Sector Rotation Fund	Beginning Account Value January 6, 2023	Ending Account Value March 31, 2023	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$972.00	$4.36
	$1,000.00	$1,007.22	$4.44
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.90%, multiplied by the number of days in the initial period.
5. Approval of Investment Advisory Agreement
In connection with an organizational meeting of the Board held on June 9, 2022, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement"). The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.
In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i) Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Advisor under the proposed Investment Advisory Agreement. The Trustees reviewed the services to be provided to the Fund including, without limitation, the quality of the Advisor’s investment advisory services; assuring compliance with the Fund’s investment objectives, policies, and limitations; and its coordination of services for the Fund among the Fund’s service providers. The Trustees evaluated: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; compliance program; and financial condition.
After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business and compliance program), the Board concluded that the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the Fund.
(ii) Performance.  The Board noted that, as the Fund has not yet launched and, therefore, had no performance to review, the Board would review the performance of other accounts managed by the Advisor. The Board noted that the Advisor had not yet commenced operations and did not manage any other accounts. The Board requested that the Advisor provide performance information for other accounts managed by the existing investment advisory firms managed by the principals of the Advisor. After further discussion, and subject to receipt of the additional information requested, the Trustees considered the experience of the personnel of the Advisor and determined that performance was satisfactory.
(iii) Fees and Expenses.  The Trustees compared the proposed advisory fee and expense ratio of the Fund to other comparable funds. The Board noted that the management fee was above the category average and lower than the peer group average. Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Advisor was fair and reasonable in relation to the nature and quality of the services to be provided and that it reflected charges that were within a range of what could have been negotiated at arm’s length.
(iv) Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the Fund. It was noted that the Advisor expected a loss over the first 12 months and a modest profit over the second 12 months of managing the Fund, and after further discussion, concluded that the Advisor’s level of profitability was not excessive.
(Continued)

Utah Focus Fund

Additional Information (Unaudited)

As of March 31, 2023
(v) Economies of Scale.  The Trustees noted that the Fund would not immediately realize economies of scale upon launch. The Trustees reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees determined that the maximum management fee would remain the same regardless of the Fund’s asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Fund grows.
Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.
6. Change of Independent Registered Public Accounting Firm
Effective March 6, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm for the Utah Focus Fund (the “Fund”).  The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
During the initial period of January 6, 2023 (Commencement of Operations) through March 6, 2023: (i) there were no disagreements between the Registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused them to make reference to the subject matter of the disagreements in its reports on the  financial statements of the Fund for such years or periods; and (ii) there were no “reportable events” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter will be filed as an Exhibit to the Form N-CSRs filing to be made on or before May 30, 2023.
On March 9, 2023, the Audit Committee recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ended September 30, 2023.

Rev. 03/2023
FACTS	WHAT DOES THE UTAH FOCUS FUND DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■Social Security number and assets
■Account balances and transaction history
■Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Utah Focus Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-773-3863

Who we are
Who is providing this notice?	The Starboard Investment Trust, on behalf of the Utah Focus Fund, a series of the Trust.

What we do
How does the Utah Focus Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.

How does the Utah Focus Fund collect my personal information?
We collect your personal information, for example, when you
■Open an account or give us your account information
■Make deposits or withdrawals from our account
■Pay us by check or make a wire transfer
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■Sharing for affiliates’ everyday business purposes – information about your creditworthiness
■Affiliates from using your information to market to you
■Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Focus Fund Advisors, LLC, the investment advisor, is an affiliate of the Utah Focus Fund.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Utah Focus Fund does not share information with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Utah Focus Fund does not jointly market.

Utah Focus Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Focus Fund Advisors, LLC
116 South Franklin Street	630 Main Street
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Farmington, Utah 84025

Telephone: 800-773-3863	Telephone: 845-297-3500

World Wide Web @: ncfunds.com	World Wide Web @: ncfunds.com

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Change in Registrant’s independent registered public accountant is filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: June 9, 2023	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: June 9, 2023	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: June 9, 2023	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer